Other operating income (expenses), net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Other operating income (expenses), net
Impairment of streamer's assets			¥ (75,472,692)
Contingent litigation expenses	¥ (6,103,571)		(154,256,908)	¥ (2,144,701)
Reimbursements from ADR program	4,761,206		8,706,513	19,777,194
Government subsidies	2,287,338		5,234,088	29,733,380
Others	7,481,915		15,614,881	(15,051,332)
Total	¥ 8,426,888	$ 1,205,029	(200,174,118)	¥ 32,314,541
Contingent litigation expenses voluntary payment			¥ 111,720,000